Climate-related financial information (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 39,984	$ 48,396	$ 44,938
Research and development expenses	790	723	660
Venture investments	52	43
Gelado Project [Member]
IfrsStatementLineItems [Line Items]
Fixed assets	308	390
Sustainable Sand [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses	1	1	0
Energy Transition Metals Segment [Member]
IfrsStatementLineItems [Line Items]
Carbon tax expenses	11	2	$ 1
Iron Ore Briquette [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 257	$ 259